COMMITMENTS AND CONTINGENCIES (Details) $ / shares in Units, € in Millions		1 Months Ended		12 Months Ended
	Oct. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) power_plant $ / shares shares	Nov. 30, 2018 $ / shares shares	Dec. 31, 2020 USD ($) power_plant tax_lease $ / shares shares	Dec. 31, 2020 GBP (£) tax_lease shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2003 USD ($) tax_lease	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€) power_plant shares	Dec. 31, 2003 GBP (£)
Tax lease benefits:
Book value of vessels secured against long-term loans		$ 2,959,535,000		$ 2,959,535,000		$ 3,135,891,000
Number of tax leases | tax_lease								6
Gross amount received from tax lease benefit (in GBP)								$ 56,000,000.0			£ 41,000,000
Number of tax leases terminated | tax_lease				5	5
Number of power plants | power_plant		2		2						2
Contractual obligation		$ 860,814,000		$ 860,814,000						€ 1.1
Stock issued during period (in shares) | shares		12,067,789		12,067,789	12,067,789	0
Common shares, par value (in dollars per share) | $ / shares		$ 1.00		$ 1.00		$ 1.00
Golar Bear
Tax lease benefits:
Amount received in relation to loss of hire insurance claim				$ 3,300,000
Golar Viking Conversion
Tax lease benefits:
Amount received in relation to loss of hire insurance claim						$ 4,000,000.0
Minimum
Tax lease benefits:
Estimate of possible exposure				0	£ 0
Maximum
Tax lease benefits:
Estimate of possible exposure				$ 166,000,000.0	£ 121,400,000
Golar Partners
Tax lease benefits:
Number of tax leases remaining | tax_lease				1	1
Forecast
Tax lease benefits:
Contractual obligation | €									€ 15.0
Avenir LNG Limited (“Avenir”)
Tax lease benefits:
Investment company, financial commitment, future amount		$ 18,000,000.0		$ 18,000,000.0
Shares subscribed to be purchased | shares		9,375,000		9,375,000						9,375,000
Aggregate cost		$ 9,400,000		$ 9,400,000
Equity method investment, current liability		1,900,000		1,900,000
Equity method investment, liability		8,600,000		8,600,000
Avenir LNG Limited (“Avenir”) | Stolt-Nielsen Ltd and Höegh LNG Holdings Ltd
Tax lease benefits:
Investment company, committed capital	$ 182,000,000.0
Other Operating Income
Tax lease benefits:
Loss contingency, receivable, proceeds				0		$ 9,300,000	$ 50,700,000
Golar Partners, Common Unit | Margin loan facility
Tax lease benefits:
Common units, pledged as collateral | shares						21,226,586
Founding Partners | Avenir LNG Limited (“Avenir”)
Tax lease benefits:
Investment company, financial commitment, future amount		$ 72,000,000.0		$ 72,000,000.0
Avenir LNG Limited (“Avenir”)
Tax lease benefits:
Stock issued during period (in shares) | shares			110,000,000
Common shares, par value (in dollars per share) | $ / shares			$ 1.00